File No. 333-276571
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.		/ /
Post-Effective Amendment No.	1	/X/

(Check appropriate box or boxes)

IVY FUNDS
(Exact Name of Registrant as Specified in Charter)

(800) 523-1918
Registrant’s Area Code and Telephone Number

100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

David F. Connor, Esq., 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
(Name and Address of Agent for Service)

Please send copies of all communications to:

Taylor Brody, Esq.
Jonathan M. Kopcsik, Esq.
Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600, Philadelphia, PA 19103
(215) 564-8071
(215) 564-8099

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.
Title of the securities being registered:  (i) Class A, Class C, Class I and Class R shares, no par value, of Delaware Ivy Large Cap Growth Fund; (ii) Class A, Class C, Class I, Class R and Class R6 shares, no par value, of Delaware Ivy Mid Cap Growth Fund and Delaware Ivy High Income Fund; (iii) Class A, Class C, Class I and Class R shares, no par value, of Delaware Ivy Small Cap Growth Fund; and (iv) Class A, Class C, Class I, Class R, Class R6 and Class Y shares, no par value, of Delaware Ivy Global Growth Fund and Delaware Ivy International Core Equity Fund. No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that the filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.
Part A and Part B of this Amendment are incorporated by reference to the Rule 497 electronic filing made on March 6, 2024 (Accession No. 0001137439-24-000703).

--- C O N T E N T S ---
1.	Facing Page
2.	Contents Page
3.	Part A – Incorporated by reference
4.	Part B – Incorporated by reference
5.	Part C – Other Information
6.	Signatures
7.	Exhibits

PART C
(Ivy Funds)
N-14
File No. 333-276571
Post-Effective Amendment No. 1
OTHER INFORMATION

Item 15
Indemnification. Reference is made to Article 15 of the Distribution Agreement, filed by EDGAR on July 28, 2021 as Exhibit No. EX-99.e.1.i to Post-Effective Amendment No. 180 and to Article VII of the Amended and Restated Agreement and Declaration of Trust, filed by EDGAR on September 1, 2017, as Exhibit No. EX-99.a.18 to Post-Effective Amendment No. 146, each of which provide indemnification. Also refer to Section 3817 of the Delaware Statutory Trust Act.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A indicated below, except as noted:
	(1)	Copies of the charter of the Registrant as now in effect;
(a) Amended and Restated Agreement and Declaration of Trust (August 15, 2017) incorporated into this filing by reference to Post-Effective Amendment No. 146 filed September 1, 2017.
(i)
Amended and Restated Schedule A (June 10, 2022) to the Amended and Restated Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 200 filed August 1, 2022.

	(2)	Copies of the existing By-Laws or corresponding instruments of the Registrant;
(a) By-Laws (November 13, 2008) incorporated into this filing by reference to Post-Effective Amendment No. 65 filed January 29, 2010.
	(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;
Not applicable.
	(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;
(a) Agreement and Plan of Reorganization (April 26, 2024) attached as Exhibit No. EX-99.4.a.
(b) Agreement and Plan of Reorganization (June 7, 2024) attached as Exhibit No. EX-99.4.b.
(c) Agreement and Plan of Reorganization (July 26, 2024) attached as Exhibit No. EX-99.4.c.
(5)
Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

None other than those contained in Exhibits (1) and (2).
	(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;
(a)
Investment Management Agreement (April 30, 2021) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 180 filed July 28, 2021.

	(i)	Exhibit A (May 28, 2021) to the Investment Management Agreement incorporated into this filing by reference to Post-Effective Amendment No. 180 filed July 28, 2021.
(b)
Sub-Advisory Agreement (April 30, 2021) between Wilshire Advisors, LLC and Delaware Management Company (a series of Macquarie Investment Management Business Trust) relating to Delaware Ivy Wilshire Global Allocation Fund (formerly, Ivy Wilshire Global Allocation Fund) incorporated into this filing by reference to Post-Effective Amendment No. 180 filed July 28, 2021.

(c)
Second Amended and Restated Sub-Advisory Agreement (Active Management) (March 2021) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Global Limited incorporated into this filing by reference to Post-Effective Amendment No. 200 filed August 1, 2022.

(i)
Amendment No. 2 (August 5, 2022) to Exhibit A of the Sub-Advisory Agreement (Active Management) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Global Limited incorporated into this filing by reference to Post-Effective Amendment No. 206 filed January 26, 2024.

(d)
Sub-Advisory Agreement (Delaware Equity Funds) (May 30, 2019) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Global Limited incorporated into this filing by reference to Post-Effective Amendment No. 200 filed August 1, 2022.

(i)
Amendment No. 3 (August 5, 2022) to Schedule 1 of the Sub-Advisory Agreement (Global Equity) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Global Limited incorporated into this filing by reference to Post-Effective Amendment No. 206 filed January 26, 2024.

(e)
Sub-Advisory Agreement (Delaware Fixed Income Funds) (May 30, 2019) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Global Limited incorporated into this filing by reference to Post-Effective Amendment No. 200 filed August 1, 2022.

(i)
Amendment No. 4 (April 3, 2023) to Schedule 1 of the Sub-Advisory Agreement between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Global Limited (Global Fixed Income) incorporated into this filing by reference to Post-Effective Amendment No. 206 filed January 26, 2024.

(f)
Sub-Advisory Agreement (Fixed Income) (May 30, 2019) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Europe Limited incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.

(i)
Amendment No. 3 (April 3, 2023) to Schedule 1 of the Sub-Advisory Agreement (Global Fixed Income) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Europe Limited incorporated into this filing by reference to Post-Effective Amendment No. 206 filed January 26, 2024.

(g)
Second Amended and Restated Sub-Advisory Agreement (January 2, 2021) (Active Management Equity Funds) between Macquarie Investment Management Austria Kapitalanlage AG and Delaware Management Company (a series of Macquarie Investment Management Business Trust) incorporated into this filing by reference to Post-Effective Amendment No. 206 filed January 26, 2024.

(i)
Amendment No. 2 (February 29, 2024) to Exhibit A of the Second Amended and Restated Sub-Advisory Agreement between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Austria Kapitalanlage AG (Active Management Equity Funds) incorporated into this filing by reference to Post-Effective Amendment No. 207 filed July 29, 2024.

(h)
Investment Advisory Expense Limitation Letter (July 23, 2024) from Delaware Management Company (a series of Macquarie Investment Management Business Trust) relating to the Delaware Ivy Balanced Fund, et al. incorporated into this filing by reference to Post-Effective Amendment No. 207 filed July 29, 2024.

(i)
Investment Advisory Expense Limitation Letter (January 24, 2024) from Delaware Management Company (a series of Macquarie Investment Management Business Trust) relating to the Delaware Ivy Government Securities Fund, et al. incorporated into this filing by reference to Post-Effective Amendment No. 206 filed January 26, 2024.

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;
	(a)	Distribution Agreement.
		(i)	Distribution Agreement (April 30, 2021) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 180 filed July 28, 2021.
		(ii)	Amendment No. 1 (January 1, 2024) to Schedule I to the Distribution Agreement incorporated into this filing by reference to Post-Effective Amendment No. 206 filed January 26, 2024.
(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not applicable.
(9)
Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the “1940 Act”), for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)
Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.

		(i)	Amendment No. 2 (July 1, 2017) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.
		(ii)	Amendment No. 4 (July 19, 2019) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.
		(iii)	Amendment No. 5 (December 31, 2021) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.
		(iv)	Amendment No. 6 (December 31, 2021) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.
(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s trustees describing any action taken to revoke the plan;

(a)
Amended Distribution and Service Plan under Rule 12b-1 for Class A, Class C, Class R and Class Y Shares of Beneficial Interest (June 10, 2022) incorporated into this filing by reference to Post-Effective Amendment No. 200 filed August 1, 2022.

	(b)	Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 (May 18, 2022) incorporated into this filing by reference to Post-Effective Amendment No. 200 filed August 1, 2022.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;
	(a)	Opinion and Consent of Counsel (January 18, 2024) incorporated into this filing by reference to the Registration Statement on Form N-14 (File No. 333-276571) filed January 18, 2024.
(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

	(a)	Opinion and Consent of Counsel regarding tax matters (April 26, 2024) attached as Exhibit No. EX-99.12.a.
	(b)	Opinion and Consent of Counsel regarding tax matters (May 3, 2024) attached as Exhibit No. EX-99.12.b.
	(c)	Opinion and Consent of Counsel regarding tax matters (June 7, 2024) attached as Exhibit No. EX-99.12.c.
	(d)	Opinion and Consent of Counsel regarding tax matters (July 26, 2024) attached as Exhibit No. EX-99.12.d.
(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;
	(a)	Shareholder Services Agreement between Delaware Investments Fund Services Company and the Registrant to be filed by Amendment.
(i) Amended and Restated Schedule B (June 25, 2022) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.
(b)
Amended and Restated Fund Accounting and Financial Administration Services Agreement (January 1, 2014) between The Bank of New York Mellon and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.

(i)
Amendment No. 1 (July 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.

(ii)
Amendment No. 2 (October 11, 2021) to Amended and Restated Fund Accounting and Financial Administration Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.

(iii)
Amendment No. 3 (December 31, 2021) to Amended and Restated Fund Accounting and Financial Administration Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.

(iv)
Amendment No. 4 (January 31, 2022) to Amended and Restated Fund Accounting and Financial Administration Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.

(c)
Amended and Restated Fund Accounting and Financial Administration Oversight Agreement (January 1, 2014) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 188 filed January 28, 2022.

(i)
Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 188 filed January 28, 2022.

(ii)
Amendment No. 1 (September 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 188 filed January 28, 2022.

(iii)
Amendment No. 2 (October 11, 2021) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 188 filed January 28, 2022.

(iv)
Amendment No. 3 (effective October 1, 2023) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 206 filed January 26, 2024.

	(14)	Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1933 Act;
Not applicable.
	(15)	All financial statements omitted pursuant to Item 14(a)(1);
Not applicable.
	(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and
(a) Powers of Attorney (January 16, 2024) incorporated into this filing by reference to the Registration Statement on Form N-14 (File No. 333-276571) filed January 18, 2024.
	(17)	Any additional exhibits which the Registrant may wish to file; and
(a)
Code of Ethics for Macquarie Asset Management, Delaware Funds by Macquarie, Optimum Fund Trust and Macquarie ETF Trust (October 2023) incorporated into this filing by reference to Post-Effective Amendment No. 206 filed January 26, 2024.

(b) Code of Ethics for Macquarie Investment Management Austria Kapitalanlage AG (June 2021) incorporated into this filing by reference to Post-Effective Amendment No. 180 filed July 28, 2021.
(c) Code of Ethics for Macquarie Investment Management Europe Limited (March 2021) incorporated into this filing by reference to Post-Effective Amendment No. 180 filed July 28, 2021.
(d) Code of Ethics for Macquarie Investment Management Global Limited (February 28, 2021) incorporated into this filing by reference to Post-Effective Amendment No. 180 filed July 28, 2021.
(e) Code of Ethics for Wilshire Advisors, LLC (January 2023) incorporated into this filing by reference to Post-Effective Amendment No. 205 filed October 27, 2023.
	(18)	Furnish the following information, in substantially the tabular form indicated, as to each type and class of securities being registered.
Not applicable.
Item 17	Undertakings.
(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, in the City of Philadelphia and Commonwealth of Pennsylvania on this 14th day of August, 2024.

IVY FUNDS

By:	/s/ Richard Salus
Richard Salus Senior Vice President/Chief Financial Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature		Title	Date

Shawn K. Lytle	*	President/Chief Executive Officer	August 14, 2024
Shawn K. Lytle		(Principal Executive Officer) and Trustee

Jerome D. Abernathy	*	Trustee	August 14, 2024
Jerome D. Abernathy

Ann D. Borowiec	*	Trustee	August 14, 2024
Ann D. Borowiec

Joseph W. Chow	*	Trustee	August 14, 2024
Joseph W. Chow

H. Jeffrey Dobbs	*	Trustee	August 14, 2024
H. Jeffrey Dobbs

John A. Fry	*	Trustee	August 14, 2024
John A. Fry

Joseph Harroz, Jr.	*	Trustee	August 14, 2024
Joseph Harroz, Jr.

Sandra A.J. Lawrence	*	Trustee	August 14, 2024
Sandra A.J. Lawrence

Frances A. Sevilla-Sacasa	*	Trustee	August 14, 2024
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Chair and Trustee	August 14, 2024
Thomas K. Whitford

Christianna Wood	*	Trustee	August 14, 2024
Christianna Wood

/s/ Richard Salus		Senior Vice President/Chief Financial Officer	August 14, 2024
Richard Salus		(Principal Financial Officer and Principal Accounting Officer)

*By: /s/ Richard Salus
Richard Salus
as Attorney-in-Fact for each of the persons indicated (Pursuant to Powers of Attorney previously filed)

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
EXHIBITS
TO
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Ivy Funds N-14)

Exhibit No.	Exhibit
EX-99.4.a	Agreement and Plan of Reorganization (April 26, 2024)
EX-99.4.b	Agreement and Plan of Reorganization (June 7, 2024)
EX-99.4.c	Agreement and Plan of Reorganization (July 26, 2024)
EX-99.12.a	Opinion and Consent of Counsel regarding tax matters (April 26, 2024)
EX-99.12.b	Opinion and Consent of Counsel regarding tax matters (May 3, 2024)
EX-99.12.c	Opinion and Consent of Counsel regarding tax matters (June 7, 2024)
EX-99.12.d	Opinion and Consent of Counsel regarding tax matters (July 26, 2024)